                               WM GROUP OF FUNDS
                          Supplement dated May 1, 2004
                                       to
                WaMu Savings Plan Prospectus dated March 1, 2004

This Supplement is intended to update certain information contained in the March 1, 2004 WaMu Savings Plan Prospectus concerning the performance, fees and expenses, and financial highlights of Class 1 shares of the Portfolios. This Supplement replaces in their entirety the following sections of the March 1, 2004 WaMu Savings Plan Prospectus:

RISK/RETURN SUMMARIES (PAGES 7-15 ONLY)

PRINCIPAL RISKS BY FUND (PAGE 25)

FEES AND EXPENSES OF THE PORTFOLIOS AND FUNDS (PAGE 26)

COMMON INVESTMENT PRACTICES (PAGES 32-39)

FINANCIAL HIGHLIGHTS (PAGES 45-47 ONLY)

NOTES TO FINANCIAL HIGHLIGHTS (PAGE 59)

The following paragraph is to be inserted after the first full paragraph on page 30:

SMALL CAP VALUE FUND. The Small Cap Value Fund invests primarily (normally at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies with market capitalizations in the range represented by the Russell 2000 Index at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers, provided that no more than 5% of its total assets may be invested in securities of issuers located in developing or emerging countries. The Fund may invest up to 20% of its assets in below-investment-grade fixed-income securities (sometimes called "junk bonds") if WM Advisors believes that doing so will be consistent with the goal of capital appreciation.

Among the principal risks of investing in the Small Cap Value Fund are: market risk; currency risk; foreign investment risk; leveraging risk; real estate risk; derivatives risk; smaller company risk; liquidity risk; credit risk and management risk. These risks are described in greater detail in the "Summary of Principal Risks" above.

The fourth full paragraph on page 41 is replaced in its entirety by the following:

     COLUMBIA MANAGEMENT ADVISORS, INC., 100 Federal Street, Boston, MA 02110 ("Columbia"), acts as one of three sub-advisors to the Growth Fund. Columbia's Portland-based investment center has been registered with the SEC as an investment advisor since 1969. Columbia Management Company was acquired by Fleet Financial Group in 1997 (later known as FleetBoston Financial). On April 1, 2004, the holding companies of FleetBoston Financial Corporation and Bank of America Corporation merged. As a result of the merger, Columbia became part of the Bank of America family of companies. As of December 31, 2003, Columbia and its affiliates had aggregate assets under management of approximately $136.8 billion.

The following paragraph is to be inserted as the first paragraph on page 43:

     David W. Simpson, CFA, Vice President and Senior Portfolio Manager of WM Advisors, has been responsible for the day-to-day management of the Small Cap Value Fund since May 2004. From 2001 to 2002, Mr. Simpson was Chief Investment Officer and Managing Director of Summit Capital Management, LLC. Prior to that, Mr. Simpson was Vice President and Senior Portfolio Manager for WM Advisors for eight years.

The fourth full paragraph on page 43 is replaced in its entirety by the following:

     Alexander S. Macmillan III, CFA, and Paul J. Berlinguet have co-managed the portion of the Growth Fund's portfolio that is managed by Columbia since April 1, 2004. Prior to April 1st, Mr. Macmillan was primarily responsible for the day-to-day management of Columbia's portion of the portfolio since March 1, 2002. Mr. Macmillan, a Senior Vice President and Co-head of the Large-Cap Growth Team, has been employed by Columbia since 1989. Mr. Berlinguet, a Co-head of the Large-Cap Growth Team, has been associated with Columbia since October 2003. Prior to joining Columbia in October 2003, Mr. Berlinguet was head of the Large-Mid Cap Equity Group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Investment Team and a large-cap growth portfolio manager at Baring Asset Management.

                              RISK/RETURN SUMMARY

The WM Group of Funds provides a broad range of investment choices, including asset allocation strategies available through the Portfolios. All of the Portfolios allocate their assets among certain of the Funds of WM Variable Trust. This summary identifies the investment objective, principal investment strategies and principal risks of each Portfolio and Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Portfolios and Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of other investment strategies available to the Portfolios and Funds, please see the Statements of Additional Information (the "SAIs"). Each Portfolio currently may invest a portion of its assets in the High Yield Fund series of WM Trust I (the "WM High Yield Fund"). The WM High Yield Fund is managed by the same portfolio manager as, and in a manner substantially similar to, the High Yield Fund described in this Prospectus. It is expected that each Portfolio will exchange its investment in the WM High Yield Fund for shares of the High Yield Fund once the High Yield Fund commences operations.

The principal investment strategies identified in this summary provide specific information about each of the Portfolios and Funds, but there are some general principles WM Advisors, Inc. ("WM Advisors") and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, and the credit quality of individual issuers.

The discussion of each Portfolio's and Fund's principal investment strategies includes some of the principal risks of investing in such a Portfolio or Fund. You can find additional information about each Portfolio and Fund, including a more detailed description of these and other principal risks of an investment in each Portfolio or Fund, under "Summary of Principal Risks". Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Portfolios and Funds, and the related risks, before you invest.

Below the description of each Portfolio or Fund is a bar chart showing how the investment returns of its shares have varied over the past ten years, or for the period since the Portfolio or Fund began if it is less than ten years old or greater than one year. The bar chart is intended to provide some indication of the volatility of the Portfolio's or Fund's returns. The performance table following each bar chart shows how average annual total returns of the Portfolio or Fund compare to returns of a broad-based securities market index for the last one, five and ten years (or, in the case of a newer Portfolio or Fund, since inception of the Portfolio, Fund or Class). Performance shown does not reflect sales charges, as no sales charges are assessed on purchases of the Portfolios or Funds by the WaMu Savings Plan. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

There can be no assurance that any Portfolio or Fund will achieve its objective. It is possible to lose money by investing in the Portfolios and Funds. An investment in a Portfolio or Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund.

--------------------------------------------------------------------------------
                           FLEXIBLE INCOME portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth and High Yield* Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the instruments described in the foregoing paragraph, including derivatives risk, as well as portfolio risk.

                    YEARLY performance of Portfolio shares**
[Flexible Income Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             11.75
1999                                                                              8.58
2000                                                                              5.79
2001                                                                              4.84
2002                                                                              2.14
2003                                                                             13.30

During the periods shown above, the highest quarterly return was 6.48% (for the quarter ended 6/30/03), and the lowest was -1.24% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                              PERFORMANCE TABLE**

------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                          ONE YEAR   FIVE YEARS      (9/9/97)
------------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                               13.30%       6.86%          7.66%
------------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX***                         4.11%       6.62%          7.32%
------------------------------------------------------------------------------------------------------
 STANDARD & POORS ("S&P") 500 INDEX****                         28.70%      -0.57%          4.92%
------------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK*****                                   8.78%       5.43%          7.15%
------------------------------------------------------------------------------------------------------

    *The Flexible Income Portfolio currently may invest a portion of its assets in the WM High Yield Fund. The WM High Yield Fund is managed by the same portfolio manager as, and in a manner substantially similar to, the High Yield Fund described in this Prospectus. It is expected that the Flexible Income Portfolio will exchange its investment in the WM High Yield Fund for shares of the High Yield Fund once the High Yield Fund commences operations.
   **The Portfolio's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ***This index is intended to represent the U.S. fixed-income market as a whole.
 ****An index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market. *****The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 20% in the S&P 500 Index and 80% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                        CONSERVATIVE BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and between 20% and 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth and High Yield* Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in and the risks associated with direct investments in the instruments described in the foregoing paragraph, including derivatives risk, as well as portfolio risk.
                    YEARLY performance of Portfolio shares**
[Conservative Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1999                                                                              1.88
2000                                                                              5.03
2001                                                                              2.40
2002                                                                             -2.26
2003                                                                             17.09

During the periods shown above, the highest quarterly return was 8.35% (for the quarter ended 6/30/03), and the lowest was -4.43% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                              PERFORMANCE TABLE**

-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (4/23/98)
-----------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                              17.09%       4.63%          4.82%
-----------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX***                        4.11%       6.62%          7.00%
-----------------------------------------------------------------------------------------------------
 S&P 500 INDEX****                                             28.70%      -0.57%          1.46%
-----------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK*****                                 13.57%       4.11%          5.23%
-----------------------------------------------------------------------------------------------------

    *The Conservative Balanced Portfolio currently may invest a portion of its assets in the WM High Yield Fund. The WM High Yield Fund is managed by the same portfolio manager as, and in a manner substantially similar to, the High Yield Fund described in this Prospectus. It is expected that the Conservative Balanced Portfolio will exchange its investment in the WM High Yield Fund for shares of the High Yield Fund once the High Yield Fund commences operations.
   **Effective August 1, 2000, the investment objective and policies of the Portfolio changed. Accordingly, the performance of the Portfolio shown above may not reflect what the Portfolio's performance would have been under its current investment objective and policies. The Portfolio's performance through December 31, 2003 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ***This index is intended to represent the U.S. fixed-income market as a whole.
 ****An index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market. *****The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 40% in the S&P 500 Index and 60% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                               BALANCED portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in the Equity Funds and at least 30% and no more than 70% of its net assets in the Fixed-Income Funds.

The Portfolio may invest up to 40% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 30% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth and High Yield* Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the instruments described in the foregoing paragraph, including derivatives risk, as well as portfolio risk.
                    YEARLY performance of Portfolio shares**
[Balanced Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             17.18
1999                                                                             27.71
2000                                                                              0.49
2001                                                                              0.13
2002                                                                             -8.78
2003                                                                             22.74

During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.44% (for the quarter ended 9/30/02). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.
                              PERFORMANCE TABLE**

-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (6/3/97)
-----------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                              22.74%       7.55%          9.02%
-----------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX***                        4.11%       6.62%          7.52%
-----------------------------------------------------------------------------------------------------
 S&P 500 INDEX****                                             28.70%      -0.57%          5.74%
-----------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK*****                                 18.49%       2.67%          6.91%
-----------------------------------------------------------------------------------------------------

    *The Balanced Portfolio currently may invest a portion of its assets in the WM High Yield Fund. The WM High Yield Fund is managed by the same portfolio manager as, and in a manner substantially similar to, the High Yield Fund described in this Prospectus. It is expected that the Balanced Portfolio will exchange its investment in the WM High Yield Fund for shares of the High Yield Fund once the High Yield Fund commences operations.
   **The Portfolio's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ***This index is intended to represent the U.S. fixed-income market as a whole.
 ****This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
*****The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 60% in the S&P 500 Index and 40% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Short Term Income, U.S. Government Securities, Income and Money Market Funds. It may also invest up to 40% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth, International Growth and High Yield* Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests, and the risks associated with direct investments in the instruments described in the foregoing paragraph, including derivatives risk, as well as portfolio risk.

                    YEARLY performance of Portfolio shares**
[Conservative Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             19.91
1999                                                                             39.36
2000                                                                             -2.49
2001                                                                             -3.56
2002                                                                            -15.52
2003                                                                             28.74

During the periods shown above, the highest quarterly return was 21.54% (for the quarter ended 12/31/99), and the lowest was -12.83% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                              PERFORMANCE TABLE**

-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (6/3/97)
-----------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                              28.74%       7.35%          9.28%
-----------------------------------------------------------------------------------------------------
 LEHMAN BROTHERS AGGREGATE BOND INDEX***                        4.11%       6.62%          7.52%
-----------------------------------------------------------------------------------------------------
 S&P 500 INDEX****                                             28.70%      -0.57%          5.74%
-----------------------------------------------------------------------------------------------------
 CAPITAL MARKET BENCHMARK*****                                 23.53%       1.11%          6.40%
-----------------------------------------------------------------------------------------------------

    *The Conservative Growth Portfolio currently may invest a portion of its assets in the WM High Yield Fund. The WM High Yield Fund is managed by the same portfolio manager as, and in a manner substantially similar to, the High Yield Fund described in this Prospectus. It is expected that the Conservative Growth Portfolio will exchange its investment in the WM High Yield Fund for shares of the High Yield Fund once the High Yield Fund commences operations.
   **The Portfolio's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
  ***This index is intended to represent the U.S. fixed-income market as a whole.
 ****This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
*****The Capital Market Benchmark is intended to reflect the performance of an unmanaged portfolio with static equity and fixed-income allocations that correspond roughly to the Portfolio's expected long-term equity and fixed-income allocations. The benchmark's allocations are 80% in the S&P 500 Index and 20% in the Lehman Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
                           STRATEGIC GROWTH portfolio
--------------------------------------------------------------------------------

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a high level of capital growth and a corresponding level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Short Term Income, High Yield* and Money Market Funds. It may also invest up to 50% of its assets in each of the REIT, Equity Income, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term fixed-income securities rated A or higher, commercial paper (including master notes), bank obligations, REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS (derivatives) such as futures contracts and options.

The Portfolio shares the principal risks of each Fund in which it invests and the risks associated with direct investments in the instruments described in the foregoing paragraph, including derivatives risk, as well as portfolio risk.

                    YEARLY performance of Portfolio shares**
[Strategic Growth Portfolio Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1998                                                                             26.19
1999                                                                             47.95
2000                                                                             -3.73
2001                                                                             -6.25
2002                                                                            -20.53
2003                                                                             33.07

During the periods shown above, the highest quarterly return was 25.82% (for the quarter ended 12/31/99), and the lowest was -17.07% (for the quarter ended 9/30/01). Performance of an investment in the Portfolio through a variable annuity contract will be lower than that shown because the performance shown does not reflect insurance-related charges or expenses. See the accompanying annuity contract prospectus for more information.

                              PERFORMANCE TABLE**

-----------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST      SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS      (6/3/97)
-----------------------------------------------------------------------------------------------------
 PORTFOLIO SHARES                                              33.07%       7.15%         10.31%
-----------------------------------------------------------------------------------------------------
 S&P 500 INDEX***                                              28.70%      -0.57%          5.74%
-----------------------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX****                                        31.06%       0.37%          6.07%
-----------------------------------------------------------------------------------------------------

   * The Strategic Growth Portfolio currently may invest a portion of its assets in the WM High Yield Fund. The WM High Yield Fund is managed by the same portfolio manager as, and in a manner substantially similar to, the High Yield Fund described in this Prospectus. It is expected that the Strategic Growth Portfolio will exchange its investment in the WM High Yield Fund for shares of the High Yield Fund once the High Yield Fund commences operations.
  ** The Portfolio's performance through December 31, 1999 benefited from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses.
 *** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.
**** This index is intended to measure the performance of the 3,000 largest U.S.
     companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------
                               EQUITY INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, ADRS and EDRS, MORTGAGE-BACKED SECURITIES, REPURCHASE AGREEMENTS and REIT SECURITIES.

In selecting investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Real Estate Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

                      YEARLY performance of Class A Shares
[Equity Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             -2.13
1995                                                                             31.18
1996                                                                             13.60
1997                                                                             19.89
1998                                                                              6.93
1999                                                                              4.83
2000                                                                             14.64
2001                                                                              7.41
2002                                                                            -12.82
2003                                                                             29.22

Sales charges do not apply to WaMu Savings Plan purchases and are not included in the returns shown in the bar chart above or in the Performance Table below. During the periods shown above, the highest quarterly return was 15.72% (for the quarter ended 6/30/03), and the lowest was -14.83% (for the quarter ended 9/30/02).

                               PERFORMANCE TABLE

------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                          ONE YEAR   FIVE YEARS   TEN YEARS
------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                 29.22%       7.78%      10.52%
------------------------------------------------------------------------------------------------
 STANDARD & POOR'S ("S&P") 500 INDEX*                           28.70%      -0.57%      11.07%
------------------------------------------------------------------------------------------------
 S&P 500/BARRA VALUE INDEX**                                    31.79%       1.95%      10.55%
------------------------------------------------------------------------------------------------

 *This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market. **This index is constructed by ranking the securities in the S&P 500 Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the S&P 500 Index.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund
--------------------------------------------------------------------------------

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Real Estate Risk

- Derivatives Risk
- Liquidity Risk

- Management Risk

- Smaller Company Risk

                      YEARLY performance of Class A Shares
[Growth & Income Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                              2.58
1995                                                                             33.15
1996                                                                             22.28
1997                                                                             29.52
1998                                                                             14.41
1999                                                                             18.26
2000                                                                              1.53
2001                                                                             -3.28
2002                                                                            -20.37
2003                                                                             26.15

Sales charges do not apply to WaMu Savings Plan purchases and are not included in the returns shown in the bar chart above or in the Performance Table below. During the periods shown above, the highest quarterly return was 21.33% (for the quarter ended 12/31/98), and the lowest was -16.09% (for the quarter ended 9/30/02).
                               PERFORMANCE TABLE

------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                          ONE YEAR   FIVE YEARS   TEN YEARS
------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                 26.15%       3.13%      11.18%
------------------------------------------------------------------------------------------------
 S&P 500 INDEX*                                                 28.70%      -0.57%      11.07%
------------------------------------------------------------------------------------------------

*This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the U.S. stock market.

--------------------------------------------------------------------------------
                             WEST COAST EQUITY fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The Fund's investments may include REIT SECURITIES.

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Geographic Concentration Risk

- Leveraging Risk

- Real Estate Risk

- Derivatives Risk
- Liquidity Risk

- Management Risk

- Smaller Company Risk

                     YEARLY performance of Class A Shares*
[West Coast Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             -1.42
1995                                                                             26.52
1996                                                                             22.56
1997                                                                             32.88
1998                                                                             22.98
1999                                                                             42.27
2000                                                                              6.65
2001                                                                              6.34
2002                                                                            -22.45
2003                                                                             41.36

Sales charges do not apply to WaMu Savings Plan purchases and are not included in the returns shown in the bar chart above or in the Performance Table below. During the periods shown above, the highest quarterly return was 45.26% (for the quarter ended 12/31/98), and the lowest was -25.14% (for the quarter ended 9/30/01).
                               PERFORMANCE TABLE*

------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                          ONE YEAR   FIVE YEARS   TEN YEARS
------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                 41.36%      12.08%      16.02%
------------------------------------------------------------------------------------------------
 RUSSELL 3000 INDEX**                                           31.06%       0.37%      10.78%
------------------------------------------------------------------------------------------------

 *The Fund's performance through December 31, 1997 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.
**This index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies which have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

In determining whether securities should be sold, WM Advisors considers factors such as high valuations relative to other investment opportunities and deteriorating short- or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Management Risk

- Smaller Company Risk

- Real Estate Risk

- Derivatives Risk

- Liquidity Risk

                      YEARLY performance of Class A Shares
[Mid Cap Stock Fund Bar Graph]

                                                                             Annual Return
2001                                                                                 10.69
2002                                                                                -10.48
2003                                                                                 26.78

Sales charges do not apply to WaMu Savings Plan purchases and are not included in the returns shown in the bar chart above or in the performance table below. During the periods shown above, the highest quarterly return was 13.83% (for the quarter ended 12/31/01), and the lowest was -13.58% (for the quarter ended 9/30/02).
                               PERFORMANCE TABLE

----------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST     SINCE INCEPTION
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR      (3/1/00)
----------------------------------------------------------------------------------------
 CLASS A SHARES                                                26.78%        14.65%
----------------------------------------------------------------------------------------
 S&P MIDCAP 400 INDEX*                                         35.61%         6.70%
----------------------------------------------------------------------------------------

*This is an unmanaged index of the common stocks of 400 mid-size companies, selected on the basis of market capitalization, liquidity and industry representation.

--------------------------------------------------------------------------------
                           INTERNATIONAL GROWTH fund
--------------------------------------------------------------------------------

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS.

In selecting investments for the Fund, Capital Guardian Trust Company ("Capital Guardian"), the Fund's sub-advisor, seeks to identify foreign stocks that have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in which decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.

Among the principal risks of investing in the Fund are:

- Market Risk

- Credit Risk

- Currency Risk

- Foreign Investment Risk

- Leveraging Risk

- Derivatives Risk

- Liquidity Risk

- Management Risk

- Smaller Company Risk

                      YEARLY performance of Class A Shares
[International Growth Fund Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
1994                                                                             -1.31
1995                                                                              4.87
1996                                                                              8.02
1997                                                                             -2.49
1998                                                                              4.08
1999                                                                             49.91
2000                                                                            -21.15
2001                                                                            -18.72
2002                                                                            -15.61
2003                                                                             33.88

Sales charges do not apply to WaMu Savings Plan purchases and are not included in the returns shown in the bar chart above or in the Performance Table below. During the periods shown above, the highest quarterly return was 29.06% (for the quarter ended 12/31/99), and the lowest was -20.20% (for the quarter ended 9/30/02).


                               PERFORMANCE TABLE

-----------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                    PAST        PAST        PAST
(FOR PERIODS ENDED DECEMBER 31, 2003)                         ONE YEAR   FIVE YEARS   TEN YEARS
-----------------------------------------------------------------------------------------------
 CLASS A SHARES                                                33.33%      1.57%        2.06%
-----------------------------------------------------------------------------------------------
 MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX*              39.17%      0.26%        4.68%
-----------------------------------------------------------------------------------------------

*This index includes stock markets of Europe, Australasia and the Far East weighted by capitalization and represents the equity markets of 21 countries.

                            PRINCIPAL RISKS by fund

The following chart summarizes the Principal Risks of each Fund other than Market Risk, Credit Risk, Liquidity Risk, Management Risk and Portfolio Reallocation Risk, which apply to all of the Funds. The Portfolios share in the risks of each of the Funds in which they invest. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                 Foreign     Geographic                                          Smaller  Money
                      Currency  Investment  Concentration  Leveraging  Real Estate  Derivatives  Company  Market
                        Risk       Risk         Risk          Risk        Risk         Risk       Risk     Risk
    REIT                 X          X                          X            X            X          X
    fund

    EQUITY INCOME        X          X                          X            X            X          X
    fund

    SMALL CAP VALUE      X          X                          X            X            X          X
    fund

    GROWTH & INCOME      X          X                          X            X            X          X
    fund

    WEST COAST
    EQUITY               X          X             X            X            X            X          X
    fund

    MID CAP STOCK
    fund                 X          X                          X            X            X          X

    GROWTH
    fund                 X          X                          X                         X          X

    SMALL CAP GROWTH     X          X                          X                         X          X
    fund

    INTERNATIONAL
    GROWTH               X          X                          X                         X          X
    fund

    SHORT TERM
    INCOME               X          X                          X            X            X
    fund

    U.S. GOVERNMENT
    SECURITIES                                                 X                         X
    fund

    INCOME
    fund                 X          X                          X            X            X

    HIGH YIELD
    fund                 X          X                          X                         X          X

    MONEY
    MARKET                          X                                                                       X
    fund

--------------------------------------------------------------------------------

                 FEES AND EXPENSES OF THE PORTFOLIOS AND FUNDS

This table describes the fees and expenses that you may pay if you invest in shares of a Portfolio or Fund through the WaMu Savings Plan. WaMu Savings Plan purchases are not subject to initial or deferred sales charges. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 1-800-222-5852. The examples below are intended to help you compare the cost of investing in the Portfolios and Funds with the costs of investing in other mutual funds. The examples assume that your investment has a 5% return each year, as required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's or Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the examples.

-------------------------------------------------------------------------------------------
                                                              ANNUAL FUND
                                                          OPERATING EXPENSES
                                                      (expenses that are deducted
                                                           from Fund assets)
         ----------------------------------------------------------------------------------
                                                                                    Total
                                                                                   Annual
                                                          Service                   Fund
                                            Management    (12b-1)       Other     Operating
                                               Fees      Fees(1, 2)   Expenses    Expenses
         ----------------------------------------------------------------------------------
         Flexible Income Portfolio(2)          0.10%         0.00%      0.20%        0.30%
         Conservative Balanced Portfolio(2)    0.10          0.00       0.26         0.36
         Balanced Portfolio(2)                 0.10          0.00       0.19         0.29
         Conservative Growth Portfolio(2)      0.10          0.00       0.20         0.30
         Strategic Growth Portfolio(2)         0.10          0.00       0.21         0.31
         Equity Income Fund                    0.54          0.25       0.16         0.95
         Growth & Income Fund                  0.52          0.25       0.16         0.93
         West Coast Equity Fund                0.58          0.25       0.19         1.02
         Mid Cap Stock Fund                    0.75          0.25       0.16         1.16
         Growth Fund                           0.79          0.25       0.58         1.62
         Small Cap Growth Fund                 0.85          0.25       0.54         1.64
         International Growth Fund(3)          0.90          0.25       0.55         1.70
         Money Market Fund                     0.45          0.00       0.14         0.59

-------------------------------------------  -----------------------------------------------
                                               EXAMPLES: You would pay the following
                                             expenses on a $10,000 investment assuming
                                                 a 5% annual return and redemption
                                                    at the end of each period.
         ----------------------------------  -----------------------------------------------

                                               One      Three       Five        Ten
                                              Year      Years      Years       Years
         ----------------------------------  -----------------------------------------------
         Flexible Income Portfolio(2)         $ 31        $ 97       $169     $  381
         Conservative Balanced Portfolio(2)     37         116        202        456
         Balanced Portfolio(2)                  30          93        163        368
         Conservative Growth Portfolio(2)       31          97        169        381
         Strategic Growth Portfolio(2)          32         100        174        393
         Equity Income Fund                     97         303        525      1,166
         Growth & Income Fund                   95         296        515      1,143
         West Coast Equity Fund                104         325        563      1,248
         Mid Cap Stock Fund                    118         368        638      1,409
         Growth Fund                           165         511        881      1,922
         Small Cap Growth Fund                 167         517        892      1,944
         International Growth Fund(3)          173         536        923      2,009
         Money Market Fund                      60         189        329        738

    (1) 12b-1 fees represent servicing fees which are paid to the WM Funds Distributor, Inc. (the "Distributor"). See "Distribution Plan"
    (2) Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.
    (3) Redemptions of the International Growth Fund, including exchange redemptions, within 90 days of purchase will be subject to a redemption fee equal to 2.00% of redemption proceeds, which will be retained by the Fund. The redemption fee does not apply to redemptions of less than $10,000.
--------------------------------------------------------------------------------

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Portfolios and Funds may invest (including, for this section only, the underlying funds in which the Portfolios may invest), and strategies which WM Advisors or the respective sub-advisor may employ in pursuit of that Portfolio's or Fund's investment objective. This section also includes a summary of risks and restrictions associated with these securities and investment practices. For more information, please see the SAIs.

BELOW-INVESTMENT-GRADE SECURITIES. The Growth, Growth & Income and Income Funds may each invest up to 35% of its total assets and the REIT, Equity Income, Small Cap Value, West Coast Equity, Mid Cap Stock and Small Cap Growth Funds may each invest up to 20% of its total assets, in below-investment-grade fixed-income securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 80% of its assets in them.

Below-investment-grade fixed-income securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.

BORROWING. The Portfolios and Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the Mid Cap Stock, Growth, Small Cap Growth, International Growth and Short Term Income Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield and Money Market Funds may borrow up to 5% of their total assets for emergency, non-investment purposes. In addition, the Money Market Fund may borrow up to 33 1/3% of its total assets to meet redemption requests. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Portfolios and Funds.

The Short Term Income, U.S. Government Securities, Income and High Yield Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.

Each of the REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income and High Yield Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).

FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, securities purchased by a Fund may be subject to the risk of default. Fixed-income securities rated in the lower end of the investment-grade category (Baa or BBB) and below-investment-grade fixed-income securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The REIT, Equity Income and Growth & Income Funds and Fixed-Income Funds may purchase floating rate, inverse floating rate and variable rate securities, including participation interests therein and assignments thereof.

The Money Market Fund may purchase floating rate and variable rate obligations, including participation interests therein.

The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by WM Advisors or the Fund's sub-advisors to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

Each Fund may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Equity and Fixed-Income Funds (with the exception of the Equity Income, Growth & Income, West Coast Equity and U.S. Government Securities Funds) may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. The Fund may also enter into a forward contract to sell a currency that is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, WM Advisors or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.

Each of the Funds other than the Money Market, Equity Income, Growth & Income, West Coast Equity and U.S. Government Securities Funds may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the fixed-income and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

In addition, a Fund may enter into foreign currency forward contracts for non-hedging purposes. When WM Advisors or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, the Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. For example, a Fund could enter into a foreign currency forward contract to sell U.S. dollars and buy a foreign currency when the value of the foreign currency is expected to rise in relation to the U.S. dollars.

While the foregoing actions are intended to protect a Fund from adverse currency movements or to allow a Fund to profit from favorable currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that a Fund will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Code.

FOREIGN INVESTMENTS. The Equity Income, Growth & Income, West Coast Equity and Money Market Funds may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from:

- fluctuations in currency exchange rates;

- devaluation of currencies;

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions;

- reduced availability of public information concerning issuers; and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Equity Funds and the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRS"), EUROPEAN DEPOSITARY RECEIPTS ("EDRS"), GLOBAL DEPOSITARY RECEIPTS ("GDRS") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

GEOGRAPHIC CONCENTRATION. Potential investors in the West Coast Equity Fund should consider the possibly greater risk arising from the geographic concentration of their investments.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When WM Advisors or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the REIT, Small Cap Value, Mid Cap Stock, Growth, Small Cap Growth, International Growth Short Term Income, U.S. Government Securities and High Yield Funds may, subject to any limitations imposed by the 1940 Act, invest up to 10% of its assets in securities of mutual funds or other registered investment companies that are not affiliated with the WM Advisors or the Fund's sub-advisor or sub-advisors. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (one of the Fund's sub-advisors), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of the Money Market Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, provided that such securities meet liquidity guidelines established by the Board of Trustees of the Portfolios and Funds.

Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Equity Income, Growth & Income, West Coast Equity, U.S. Government Securities, Income and Money Market Funds eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities (making restricted securities, in many instances, more liquid than they once were considered to be), investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.

LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Growth, Small Cap Growth, International Growth and Short Term Income Funds each may lend portfolio securities up to 20% of total assets. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, U.S. Government Securities, Income, High Yield and Money Market Funds each may lend portfolio securities up to 33% of its total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand or if the counterparty's collateral invested by the Fund declines in value as a result of investment losses.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The REIT, Equity Income, Small Cap Value, Growth & Income, Mid Cap Stock, Small Cap Growth, International Growth, Short Term Income, U.S. Government Securities Income and High Yield Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestments of prepayments at higher or lower rates than the original investment.

In addition, like other fixed-income securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.

The U.S. government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates, nor do the guarantees extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.

In addition, the REIT, Equity Income, Growth & Income, Mid Cap Stock, Short Term Income and Income Funds may invest in non-agency mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Non-agency mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While non-agency mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.

The REIT, Equity Income, Mid Cap Stock, Small Cap Growth, Short Term Income, U.S. Government Securities, Income, High Yield and Money Market Funds may purchase ASSET-BACKED SECURITIES. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

REAL ESTATE INVESTMENT TRUSTS. The REIT, Equity Income, Small Cap Value, Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Growth, International Growth, Short Term Income, Income and High Yield Funds may invest in real estate investment trusts, known as "REITs." In addition, the REIT Fund typically invests at least 80% of its net assets plus borrowings for investment purposes in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Portfolios and Funds may invest in repurchase agreements, which are purchases of underlying fixed-income securities from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the securities at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each Portfolio and Fund, except the Money Market Fund, may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security.

Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, the Fixed-Income Funds may enter into credit default swaps. The seller of a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or similar triggering event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the seller of a credit default swap receives from the buyer a periodic stream of payments over the term of the contract provided that no event of default or similar triggering event has occurred. If no default or other triggering event occurs, the seller would keep the stream of payments and would have no payment obligations. Credit default swaps are subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, interest rate risk, leverage risk and management risk.

All the above are collectively referred to as "strategic transactions."

Strategic transactions may be used:

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations;

- to protect the Fund's unrealized gains in the value of its portfolio securities;

- to facilitate the sale of such securities for investment purposes;

- to manage the effective maturity or duration of the Fund's portfolio; or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some strategic transactions may also be used to seek potentially higher returns, rather than for hedging purposes. Any or all of these investment techniques may be used at any time, as the use of any strategic transaction is a function of numerous variables including market conditions.

The use of strategic transactions involves special considerations and risks; for example:

- the ability of the Portfolio or Fund to utilize strategic transactions successfully will depend on the ability of WM Advisors or the sub-advisor to predict pertinent market movements;

- the risk that the other party to a strategic transaction will fail to meet its obligations to the Portfolio or Fund;

- the risk that the Portfolio or Fund will be unable to close out a strategic transaction at a time when it would otherwise do so, due to the illiquidity of the strategic transaction; and

- the risk of imperfect correlation, or even no correlation, between price movements of strategic transactions and price movements of any related portfolio positions.

Strategic transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Portfolios and Funds may invest in U.S. government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government (such as GNMA bonds); others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the government-sponsored entity (such as FNMA and FHLMC bonds). Certain of these obligations may receive ratings that are lower than the AAA rating typically associated with obligations of the U.S. Treasury, reflecting increased credit risk.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Funds. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself.

PORTFOLIO TRANSACTIONS AND TURNOVER. Each Portfolio's and Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates are shown under "Financial Highlights" in this Prospectus. WM Advisors and the sub-advisors will not consider a Portfolio's or Fund's portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Portfolio's or Fund's investment objectives and policies.

The Distributor may, from time to time, pay to dealers, in connection with retail sales or the distribution of shares of a Portfolio or Fund, material compensation in the form of promotional material or educational meetings. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Portfolio or Fund shares may receive different compensation with respect to one particular class of shares over another, and may receive additional compensation or other incentives for selling Portfolio or Fund shares.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Portfolios' and the Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolio's or Fund's operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or the Fund (assuming reinvestment of all dividends and distributions). The information provided below has been audited by Deloitte & Touche LLP. The Independent Auditors' Reports, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request.

--------------------------------------------------------------------------------
  FLEXIBLE INCOME PORTFOLIO     CLASS 1 SHARES

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
                                                         ------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................    $  12.41       $  12.23       $ 11.90        $ 11.86        $ 11.38
                                                           --------       --------       -------        -------        -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income..............................        0.56(3)        0.41(3)       0.17(3)        0.58(3)        0.58(3)
    Net Realized and Unrealized Gain on Investments....        1.08          (0.15)         0.40           0.10           0.41
                                                           --------       --------       -------        -------        -------
      Total from Investment Operations.................        1.64           0.26          0.57           0.68           0.99
                                                           --------       --------       -------        -------        -------
  LESS DISTRIBUTIONS:
    Dividends from Net Investment Income(11)...........       (0.34)         (0.08)        (0.15)         (0.58)         (0.50)
    Distributions from Net Realized Gains..............          --             --         (0.09)         (0.06)         (0.01)
                                                           --------       --------       -------        -------        -------
      Total Distributions..............................       (0.34)         (0.08)        (0.24)         (0.64)         (0.51)
                                                           --------       --------       -------        -------        -------
Net Asset Value, End of Period.........................    $  13.71       $  12.41       $ 12.23        $ 11.90        $ 11.86
                                                           ========       ========       =======        =======        =======
Total Return(2)........................................      13.30%          2.14%         4.84%          5.79%          8.58%
                                                           ========       ========       =======        =======        =======
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's)...............    $143,283       $125,992       $90,860        $40,049        $25,846
    Ratio of Operating Expenses to Average Net
      Assets(6)(10)....................................       0.30%          0.30%         0.33%          0.31%          0.35%
    Ratio of Net Investment Income to Average Net
      Assets...........................................       4.33%          3.37%         1.43%          4.84%          5.09%
    Portfolio Turnover Rate............................          4%             9%            1%            14%             4%
    Ratio of Operating Expenses to Average Net Assets
      Without Fee Waivers, Expenses Reimbursed and Fees
      Reduced by Credits Allowed by the
      Custodian(10)....................................       0.30%          0.30%         0.33%          0.31%          0.41%

Footnotes appear on page 27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
  CONSERVATIVE BALANCED PORTFOLIO     CLASS 1 SHARES

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
                                                         ------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................    $   9.73       $ 10.04        $   9.90       $   9.90       $  10.42
                                                           --------       -------        --------       --------       --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income..............................        0.36(3)       0.31(3)         0.13           0.49(3)        0.71(3)
    Net Realized and Unrealized Loss on Investments....        1.29         (0.54)           0.10          (0.00)(4)      (0.52)
                                                           --------       -------        --------       --------       --------
      Total from Investment Operations.................        1.65         (0.23)           0.23           0.49           0.19
                                                           --------       -------        --------       --------       --------
  LESS DISTRIBUTIONS:
    Dividends from Net Investment Income(11)...........       (0.23)        (0.07)                         (0.49)         (0.70)
    Distributions from Net Realized Gains..............          --         (0.01)          (0.09)         (0.00)(4)      (0.01)
    Distributions in Excess of Net Realized Gains......          --            --              --             --          (0.00)(4)
                                                           --------       -------        --------       --------       --------
      Total Distributions..............................       (0.23)        (0.08)          (0.09)         (0.49)         (0.71)
                                                           --------       -------        --------       --------       --------
Net Asset Value, End of Period.........................    $  11.15       $  9.73        $  10.04       $   9.90       $   9.90
                                                           ========       =======        ========       ========       ========
Total Return(2)........................................      17.09%       (2.26)%           2.40%          5.03%          1.88%
                                                           ========       =======        ========       ========       ========
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's)...............    $ 31,600       $20,759        $ 14,221       $  8,736       $  7,206
    Ratio of Operating Expenses to Average Net
      Assets(6)(10)....................................       0.31%         0.30%           0.41%          0.37%          0.35%
    Ratio of Net Investment Income to Average Net
      Assets...........................................       3.48%         3.20%           1.36%          4.99%          7.07%
    Portfolio Turnover Rate............................          6%            9%              2%            67%            17%
    Ratio of Operating Expenses to Average Net Assets
      Without Fee Waivers, Expenses Reimbursed and Fees
      Reduced by Credits Allowed by the
      Custodian(10)....................................       0.36%         0.41%           0.53%          0.44%          0.59%

--------------------------------------------------------------------------------
  BALANCED PORTFOLIO     CLASS 1 SHARES

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
                                                         ------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................    $  12.42       $  13.91       $  14.50       $  14.92       $  12.20
                                                           --------       --------       --------       --------       --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income..............................        0.33(3)        0.32(3)        0.17(3)        0.41(3)        0.34(3)
    Net Realized and Unrealized Gain/(Loss) on
      Investments......................................        2.46          (1.53)         (0.15)         (0.32)          2.95
                                                           --------       --------       --------       --------       --------
      Total from Investment Operations.................        2.79          (1.21)          0.02           0.09           3.29
                                                           --------       --------       --------       --------       --------
  LESS DISTRIBUTIONS:
    Dividends from Net Investment Income(11)...........       (0.33)         (0.28)         (0.25)         (0.43)         (0.48)
    Distributions from Net Realized Gains..............          --             --          (0.36)         (0.08)         (0.09)
                                                           --------       --------       --------       --------       --------
      Total Distributions..............................       (0.33)         (0.28)         (0.61)         (0.51)         (0.57)
                                                           --------       --------       --------       --------       --------
Net Asset Value, End of Period.........................    $  14.88       $  12.42       $  13.91       $  14.50       $  14.92
                                                           ========       ========       ========       ========       ========
Total Return(2)........................................      22.74%        (8.78)%          0.13%          0.49%         27.71%
                                                           ========       ========       ========       ========       ========
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's)...............    $419,273       $334,605       $354,082       $305,399       $170,527
    Ratio of Operating Expenses to Average Net
      Assets(6)(10)....................................       0.29%          0.29%          0.28%          0.29%          0.35%
    Ratio of Net Investment Income to Average Net
      Assets...........................................       2.50%          2.52%          1.22%          2.76%          2.70%
    Portfolio Turnover Rate............................          7%            22%             8%            15%            13%
    Ratio of Operating Expenses to Average Net Assets
      Without Fee Waivers, Expenses Reimbursed and Fees
      Reduced by Credits Allowed by the
      Custodian(10)....................................       0.29%          0.29%          0.28%          0.29%          0.35%

Footnotes appear on page 27

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

--------------------------------------------------------------------------------
  CONSERVATIVE GROWTH PORTFOLIO     CLASS 1 SHARES

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
                                                         ------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................    $  12.16       $  14.87       $  16.46       $  17.10       $  12.54
                                                           --------       --------       --------       --------       --------
  INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income..............................        0.23(3)        0.23(3)        0.17(3)        0.27(3)        0.12(3)
    Net Realized and Unrealized Gain/(Loss) on
      Investments......................................        3.23          (2.51)         (0.72)         (0.69)          4.76
                                                           --------       --------       --------       --------       --------
      Total from Investment Operations.................        3.46          (2.28)         (0.55)         (0.42)          4.88
                                                           --------       --------       --------       --------       --------
  LESS DISTRIBUTIONS:
    Dividends from Net Investment Income(11)...........       (0.30)         (0.41)         (0.61)         (0.07)         (0.16)
    Distributions from Net Realized Gains..............          --          (0.02)         (0.43)         (0.15)         (0.16)
                                                           --------       --------       --------       --------       --------
      Total Distributions..............................       (0.30)         (0.43)         (1.04)         (0.22)         (0.32)
                                                           --------       --------       --------       --------       --------
Net Asset Value, End of Period.........................    $  15.32       $  12.16       $  14.87       $  16.46       $  17.10
                                                           ========       ========       ========       ========       ========
Total Return(2)........................................      28.74%       (15.52)%        (3.56)%        (2.49)%         39.36%
                                                           ========       ========       ========       ========       ========
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's)...............    $284,165       $229,564       $309,608       $293,442       $155,790
    Ratio of Operating Expenses to Average Net
      Assets(6)(10)....................................       0.30%          0.29%          0.28%          0.28%          0.35%
    Ratio of Net Investment Income to Average Net
      Assets...........................................       1.75%          1.77%          1.11%          1.59%          0.85%
    Portfolio Turnover Rate............................         11%            19%             7%            13%            12%
    Ratio of Operating Expenses to Average Net Assets
      Without Fee Waivers, Expenses Reimbursed and Fees
      Reduced by Credits Allowed by the
      Custodian(10)....................................       0.30%          0.29%          0.28%          0.28%          0.36%

--------------------------------------------------------------------------------
  STRATEGIC GROWTH PORTFOLIO     CLASS 1 SHARES

                                                             YEAR           YEAR           YEAR           YEAR           YEAR
                                                            ENDED          ENDED          ENDED          ENDED          ENDED
                                                         DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                             2003           2002           2001           2000           1999
                                                         ------------------------------------------------------------------------
Net Asset Value, Beginning of Period...................    $  12.55       $  16.45       $  18.61       $  19.59       $ 13.46
                                                           --------       --------       --------       --------       -------
  INCOME FROM INVESTMENT OPERATIONS:
    Net Investment Income..............................        0.14(3)        0.15(3)        0.16(3)        0.13(3)       0.05(3)
    Net Realized and Unrealized Gain/(Loss) on
      Investments......................................        3.98          (3.47)         (1.27)         (0.84)         6.35
                                                           --------       --------       --------       --------       -------
      Total from Investment Operations.................        4.12          (3.32)         (1.11)         (0.71)         6.40
                                                           --------       --------       --------       --------       -------
  LESS DISTRIBUTIONS:
    Dividends from Net Investment Income(11)...........       (0.21)         (0.54)         (0.57)         (0.11)        (0.16)
    Distributions from Net Realized Gains..............          --          (0.04)         (0.48)         (0.16)        (0.11)
                                                           --------       --------       --------       --------       -------
      Total Distributions..............................       (0.21)         (0.58)         (1.05)         (0.27)        (0.27)
                                                           --------       --------       --------       --------       -------
Net Asset Value, End of Period.........................    $  16.46       $  12.55       $  16.45       $  18.61       $ 19.59
                                                           ========       ========       ========       ========       =======
Total Return(2)........................................      33.07%       (20.53)%        (6.25)%        (3.73)%        47.95%
                                                           ========       ========       ========       ========       =======
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (in 000's)...............    $105,077       $ 73,936       $ 97,401       $ 98,431       $35,500
    Ratio of Operating Expenses to Average Net
      Assets(6)(10)....................................       0.31%          0.32%          0.31%          0.30%         0.35%
    Ratio of Net Investment Income to Average Net
      Assets...........................................       0.99%          1.06%          0.95%          0.67%         0.35%
    Portfolio Turnover Rate............................          9%            16%             5%            12%            7%
    Ratio of Operating Expenses to Average Net Assets
      Without Fee Waivers, Expenses Reimbursed and Fees
      Reduced by Credits Allowed by the
      Custodian(10)....................................       0.31%          0.32%          0.31%          0.30%         0.43%

Footnotes appear on page 27

--------------------------------------------------------------------------------
FOOTNOTES TO FINANCIAL HIGHLIGHTS


 (1) Annualized.
 (2) Total return is not annualized for periods less than one year. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 (3) Per share numbers have been calculated using the average shares method.
 (4) Amount represents less than $0.01 per share.
 (5) The amount shown may not be in agreement with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund or Portfolio shares.
 (6) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (7) Fiscal year end changed to October 31 from June 30.
 (8) Fiscal year end changed to October 31 from December 31.
 (9) The Fund commenced operations on March 1, 2000.
(10) The Portfolio will indirectly bear its prorated share of expenses of the underlying Funds.
(11) Includes dividends paid from the short-term portion of capital gain distributions received from the underlying Funds.
(12) Represents offering share price.